Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2011
Commissions and fees
Commissions and fees

in	2011	2010	2009

Commissions and fees (CHF million)

Lending business	1,296	1,455	1,048

Investment and portfolio management	4,070	4,316	4,289

Other securities business	90	75	136

Fiduciary business	4,160	4,391	4,425

Underwriting	1,479	2,125	2,375

Brokerage	4,066	3,953	4,102

Underwriting and brokerage	5,545	6,078	6,477

Other services	1,951	2,154	1,800

Commissions and fees	12,952	14,078	13,750